Summary of Significant Accounting Policies - Schedule of Amounts Associated with Amortization of Initial Payments for New Contracts and Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Amortization of initial payments for new contracts	$ 11	$ 11	$ 45	$ 42	$ 44
Amortization related to equity method investments	$ 15	$ 16	$ 62	$ 79	$ 95